Long Lived Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Assets, Noncurrent [Abstract]
Long Lived Assets [Text Block]
5.         Long Lived Assets

Property and equipment consists of:

	September 30,	December 31,
	2011	2010
Machinery and equipment	$108,683	$46,666
Furniture and office equipment	10,906	-
Truck	4,325	4,325
	123,914	50,991
Less accumulated depreciation	25,800	375
	$98,114	$50,616

Depreciation of equipment was $5,653, $2,244, $16,961 and $5,865 for the three and nine months ended September 30, 2011 and 2010, respectively.

Intellectual property:

The Company owns intellectual property, which it is amortizing on a straight-line basis over the assets useful life.  The Company assesses fair market value for any impairment to the carrying values.  As of December 31, 2010 management concluded that there was no impairment to the intangible assets.

	September 30,	December 31,
	2011	2010
Intellectual property	$727,000	$727,000
Less accumulated amortization	139,394	103,044
	$587,606	$623,956

Future amortization through December 31,:
2011	$12,117
2012	48,467
2013	48,467
2014	48,467
2015	48,467
2016 and thereafter	381,621
	$587,606

Amortization of the intangible assets was $12,116, $12,116, $36,350 and $36,350 for the three and nine months ended September 30, 2011 and 2010, respectively.

Management periodically reviews the valuation of this asset for potential impairments.  Consideration of various risks to the valuation and potential impairment includes, but is not limited to:  (a) the technology’s acceptance in the marketplace and our ability to attain projected forecasts of revenue (discounted cash flow of projections); (b) competition of alternative solutions; and (c) federal and state laws which may prohibit the use of our production machinery as currently designed.   Management has not impaired this asset, to date, and does not anticipate any negative impact from known current business developments. Management continuously measures the marketplace, potential revenue developments and competitive developments in the scientific industry.

5.         Long Lived Assets

Equipment consists of:	December 31,	December 31,
	2010	2009
Machinery and equipment	$49,778	$18,125
Furniture and office equipment	5,352	-
Truck	4,325	4,375
	59,455	22,500
Less accumulated depreciation	8,839	375
	$50,616	$22,125

Depreciation of equipment was $8,464 and $375 for the years ended December 31, 2010 and 2009, respectively.

Intellectual property:

The Company owns intellectual property, which it is amortizing on a straight-line basis over the assets useful life.  The Company assesses fair market value for any impairment to the carrying values.  As of December 31, 2010 management concluded that there was no impairment to the intangible assets.

	December 31,	December 31,
	2010	2009
Intellectual property	$727,000	$727,000
Less accumulated amortization	103,044	54,578
	$623,956	$672,422

Future amortization through December 31,:
2010	$48,467
2011	48,467
2012	48,467
2013	48,467
2014	48,467
2015 and thereafter	381,621
	$623,956

Amortization of the intangible assets was $48,467 and $48,467 for the years ended December 31, 2010 and 2009, respectively.

Management periodically reviews the valuation of this asset for potential impairments.  Consideration of various risks to the valuation and potential impairment includes, but is not limited to:  (a) the technology’s acceptance in the marketplace and our ability to attain projected forecasts of revenue (discounted cash flow of projections); (b) competition of alternative solutions; and (c) federal and state laws which may prohibit the use of our production machinery as currently designed.   Management has not impaired this asset, to date, and does not anticipate any negative impact from known current business developments. Management continuously measures the marketplace, potential revenue developments and competitive developments in the scientific industry.